TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2020
TERM DEPOSITS [abstract]
Schedule of term deposits
	2019	2020
	RMB’000	RMB’000

Current assets
Short term deposits	-	60,000

Non-current assets
Long term deposits	-	160,000